Reverse factoring (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Reverse Factoring

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Trade accounts payable	R$	27,867	R$	126,755	US$	38,318
Other liabilities		—		22,173		6,703

Total reverse factoring	R$	27,867	R$	148,928	US$	45,021